Common Stock	3 Months Ended
Mar. 31, 2025
Stockholders' Equity Note [Abstract]
Common Stock
Note 12. Common Stock
Common Stock
As of March 31, 2025 and December 31, 2024, there were 600,000,000 and 136,562,809 shares of common stock authorized, respectively, and 98,818,874 and 48,376,052 shares issued and outstanding, respectively.
Holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of all series of Preferred Stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

Common stock reserved for issuance is as follow:

	As of March 31,	As of December 31,
	2025	2024
Public warrants	28,750,000	—
Private warrants	898,250	—
Common stock warrants	50,000
Earnout shares	2,854,242	—
Incentive stock options and restricted stock units	29,192,959	31,991,752
Equity awards available for future issuance	23,942	1,736,686

Total common stock reserved for issuance	61,769,393	33,728,438

For periods prior to the Merger, the reported share and per share amounts have been retroactively converted by applying the exchange ratio.